REVENUE - Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,297,078	$ 814,139	$ 659,325
Time and material contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,062,171	698,943	544,131
Fixed-price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	218,846	107,033	106,386
Subscription resales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,039	8,156	8,525
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 22	$ 7	$ 283